Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 1,434	$ 3,669
Unfunded commitments	268	705
Offshore Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	352	1,665
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Daily - Annually
Redemption notice period	1 - 180 days	1 - 180 days
Funds of funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1	63
Unfunded commitments	0	0
Redemption frequency	Quarterly	Monthly - Quarterly
Redemption notice period	90 days	10 - 90 days
Hedge Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	22	23
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Monthly - Annually
Redemption notice period	5 - 95 days	30 - 120 days
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	976	1,830
Unfunded commitments	240	669
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A
Venture Capital Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	83	88
Unfunded commitments	$ 28	$ 36
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A